Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Net Deferred Taxes
The components of the net deferred taxes are as follows:

	2020	2019
Deferred tax assets
United States
Net operating loss carry forwards	$79,047	$129,695
Disallowed interest deduction carryforwards	62,337	92,030
Deferred pension plan amounts	10,568	10,447
Accrued expenses not currently deductible	5,625	8,434
Other	3,178	2,356
Non-United States
Net operating loss carry forwards	47,187	22,426
Disallowed interest deduction carryforwards	13,625	13,942
Deferred pension plan amounts	558	787

Deferred tax assets	222,125	280,117
Less: valuation allowance	(191,835)	(8,084)

Net deferred tax assets	$30,290	$272,033

Deferred tax liabilities
United States
Excess of net book basis over remaining tax basis	$(30,349)	$(299,136)
Other	(1,796)	(2,420)
Non-United States
Excess of net book basis over remaining tax basis	(5,474)	(4,780)
Other	(1,272)	(1,342)

Deferred tax liabilities	(38,891)	(307,678)

Net deferred tax liabilities	$(8,601)	$(35,645)

Income (Loss) from Continuing Operations Before Income Taxes
Loss from continuing operations before income taxes consists of the following:

	Year Ended December 31,
	2020	2019	2018
United States	$(2,150,591)	$(65,062)	$(136,083)
Non-United States	(2,088,271)	(844,022)	(1,101,093)

Total	$(4,238,862)	$(909,084)	$(1,237,176)

Income Tax Provision for Continuing Operations
The income tax provision (benefit) for continuing operations consists of the following:

	Year Ended December 31,
	2020	2019	2018
Current- United States	$(257,552)	$(34,726)	$(56,574)
Current- Non-United States	23,474	14,011	18,348
Deferred- United States	(57,514)	(5,307)	(67,371)
Deferred- Non-United States	31,189	(12,518)	(1,044)

Total	$(260,403)	$(38,540)	$(106,641)

Reconciliation of Reserve for Uncertain Tax Positions, Excluding Interest and Penalties
The following is a reconciliation of our reserve for uncertain tax positions, excluding interest and penalties.

	2020	2019	2018
Gross balance at January 1,	$130,837	$161,256	$174,437
Additions based on tax positions related to current year	20,266	934	97
Additions for tax positions of prior years	206	224	25
Reductions for tax positions of prior years	(109,330)	(28,542)	(12,806)
Expiration of statutes	(4,258)	(1,629)	(497)
Tax settlements	—	(1,406)	—

Gross balance at December 31,	37,721	130,837	161,256
Related tax benefits	(384)	(400)	(1,008)

Net reserve at December 31,	$37,337	$130,437	$160,248

Summary of Liabilities Related to Reserve for Uncertain Tax Positions
The liabilities related to our reserve for uncertain tax positions are comprised of the following:

	2020	2019
Reserve for uncertain tax positions, excluding interest and penalties	$37,337	$130,437
Interest and penalties included in “Other liabilities”	5,164	29,232

Reserve for uncertain tax positions, including interest and penalties	$42,501	$159,669

Schedule of Effective Tax Rate Reconciliation	A reconciliation of tax rates outside of the United Kingdom and the Cayman Islands to our Legacy Noble effective rate for continuing operations is shown below:

	Year Ended December 31,
	2020	2019	2018
Effect of:
Tax rates which are different than the UK and Cayman Island rates	0.4%	4.3%	5.0%
Tax impact of asset impairment and disposition	4.5%	0.3%	2.9%
Tax impact of restructuring	2.1%	(4.1)%	— %
Tax impact of the tax regulation change	0.9%	— %	2.1%
Tax impact of valuation allowance	(4.3)%	0.5%	(1.0)%
Resolution of (reserve for) tax authority audits	2.5%	3.2%	(0.4)%

Total	6.1%	4.2%	8.6%